Document and Entity Information (USD $)	12 Months Ended
	Aug. 31, 2012	Nov. 24, 2012
Document and Entity Information:
Entity Registrant Name	ESSENSE WATER, INC.
Document Type	10-K
Document Period End Date	Aug. 31, 2012
Amendment Flag	false
Entity Central Index Key	0001459287
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding		12,000,000
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Entity Public Float	$ 0